Shareholders' Equity (Deficit) (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 08, 2021	Mar. 05, 2019	Feb. 28, 2021	Jan. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 13, 2020
Stock price per share						$ 0.09
Issuance of shares for services, value						$ 168,910
Issuance of common stock value						1,031,670
Prepaid expense						$ 215,164
Number of conversion shares, value
Debt conversion of shares						3,448,025
Share consolidation transaction							The Company completed a share consolidation of the Company's issued and outstanding common shares based on six (6) pre-consolidation shares to one (1) post-consolidation share. The Consolidation reduced the number of issued and outstanding common shares of the Company from 147,804,298 pre-Consolidation common shares to approximately 24,634,051 post-Consolidation common shares. While the share consolidation occurred during the year ended December 31, 2019, the Company has accounted for the effects retrospectively as such, the schedules and all references to shares, options and warrants throughout the financial statements have been updated to reflect the number of post-consolidation securities.
Common stock, shares authorized						299,000,000	299,000,000
Common stock par value						$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, shares issued						1,000	0
Preferred stock voting rights						Series A preferred Stock have voting rights equal to 299 shares of common stock, per share of preferred stock. Series B preferred Stock have voting rights equal to 10,000 shares of common stock, per share of preferred stock.
Preferred stock, shares authorized						1,100,000	1,100,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Preferred stock, shares issued						1,000	0
Preferred stock, shares authorized						1,100,000	1,100,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Subsequent Event [Member]
Issuance of shares for services, shares	3,000,000
Stock price per share	$ 0.10				$ 0.09
Issuance of common stock shares			12,284,800		1,850,000
Issuance of common stock value			$ 2,455,960
Warrants exercise per share			$ 0.20					$ 0.20
Reg-A Public Offering[Member]
Stock price per share						$ 0.10
Issuance of common stock shares						9,961,301
Issuance of common stock value						$ 996,301
Proceeds from issuance						1,017,617
Share issuance cost						$ 55,004
Reg-A Public Offering[Member] | Subsequent Event [Member]
Stock price per share			$ 0.10	$ 0.10
Issuance of common stock shares			30,033,199	30,033,199
Warrants exercise per share			$ 0.20	$ 0.20
Debt conversion of shares			1	1
Common Stock [Member]
Issuance of shares for services, shares						2,413,022
Issuance of shares for services, value						$ 240
Issuance of common stock shares						9,961,301
Issuance of common stock value						$ 996
Number of conversion shares							13,583,397
Number of conversion shares, value							$ 1,358
Debt conversion of shares						2,520,434
Common Stock [Member] | Reg-A Public Offering[Member]
Issuance of common stock shares						327,000
Issuance of common stock value						$ 32,701
Common Stock [Member] | Prepaid Advertising Services [Member]
Stock price per share						$ 0.09
Issuance of common stock shares						1,333,333
Issuance of common stock value						$ 120,000
Common Stock [Member] | Prepaid Advertising Services [Member]
Stock price per share									$ 0.07
Issuance of common stock shares						240,000
Issuance of common stock value						$ 16,800
Warrants [Member]
Issuance of shares for services, shares						100,000
Issuance of shares for services, value						$ 12,600
Share Subscription Agreement [Member]
Issuance of common stock shares					1,850,000	3,723,333
Issuance of common stock value					$ 67,188
Advertising Service Agreement [Member]
Issuance of common stock shares						225,000
Shares of subscription payable, value						$ 21,747
Advertising Service Agreement [Member] | Subsequent Event [Member]
Issuance of common stock shares					225,000
Advertising Service Agreement [Member] | Warrants [Member]
Issuance of common stock shares						225,000
Warrant description						The warrants are convertible at a ratio of 1:1 and are exercisable until December 31, 2021 at $0.20 per warrant.
Warrants exercise per share						$ 0.20
Warrants issued						$ 16,503
Debt Purchase Agreement [Member]
Issuance of common stock shares						4,100,000
Settlement of debt value						$ 856,080
Settlement of debt shares						4,100,000
Legal Settlement Agreement [Member] | Investor [Member]
Stock issued for stock split						$ 325,000
Legal Settlement Agreement [Member] | Investor [Member] | Post Stock Split [Member]
Stock issued for stock split, shares						4,166,667
Legal Settlement Agreement [Member] | Investor [Member] | Pre-Stock Split [Member]
Stock issued for stock split, shares						25,000,000
Settlement Agreement [Member] | Investor [Member] | Post Stock Split [Member]
Stock issued for stock split							990,742
Settlement Agreement [Member] | Investor [Member] | Pre-Stock Split [Member]
Stock issued for stock split							$ 19,055,551
Investment and Co-operation Agreement [Member]
Stock price per share		$ 0.11
Obligated to issue an additional shares		8,465,608
Obligated to issue an additional		$ 965,079
Recognized a non-cash deemed dividend		$ 965,079
Subscription Payable [Member] | March 5, 2019 [Member]
Issuance of common stock shares						5,686,978
Issuance of common stock value						$ 648,147
Convertible Promissory Note [Member]
Stock price per share						$ 0.27
Issuance of common stock shares						450,000
Number of conversion shares						2,520,434
Number of conversion shares, value						$ 226,839
Debt conversion of shares						2,520,434
Consultant [Member]
Issuance of shares for services, shares						2,413,022	2,778,629
Stock price per share						$ 0.07	$ 0.02
Issuance of shares for services, value						$ 168,910	$ 55,573
Issuance of common stock shares							1,500,000
Issuance of common stock value							$ 30,000
Consultant [Member] | Share Subscription Agreement [Member]
Shares of subscription payable, value							$ 30,000
Consultant [Member] | Subscription Payable [Member]
Issuance of common stock shares							1,901,455
Issuance of common stock value							$ 290,730
Consultant [Member] | Share Subscription Agreement [Member]
Issuance of shares for services, shares						4,000,000
Issuance of shares for services, value						$ 125,000
Issuance of common stock shares						4,000,000
Issuance of common stock value						$ 250,000
Consultant [Member] | Share Subscription Agreement [Member]
Issuance of shares for services, shares						1,246,154
Issuance of shares for services, value						$ 162,000
Issuance of common stock shares
Prepaid expense						$ 18,900
Consultant [Member] | Share Subscription Agreement [Member] | Subsequent Event [Member]
Issuance of common stock shares					1,246,154
Consultant One [Member] | Share Subscription Agreement [Member]
Issuance of common stock shares						11,337,479
Issuance of common stock value						$ 1,123,147
Steven Rossi [Member] | Series A Preferred Stock [Member]
Stock price per share						$ .09
Issuance of common stock shares						299,000	13,583,397
Preferred stock, shares issued						1,000
Preferred stock voting rights						Steven Rossi (the Company's CEO) was issued 1,000 Series A Preferred Shares at $0.09 per share equal to 299,000 common shares voting rights.
Debt conversion of shares							1,000,000